INTANGIBLE ASSETS, NET - Schedule of Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 1,271,548	$ 184,357	¥ 1,260,487
Less: accumulated amortization	(263,528)	(38,208)	(90,720)
Intangible assets, net	1,008,020	146,149	1,169,767
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	620,500	89,964	620,100
Less: accumulated amortization	(130,701)	(18,950)	(32,637)
Patents and technologies
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	60,900	8,830	67,900
Less: accumulated amortization	(17,763)	(2,575)	(8,138)
Trademarks and domain names
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	497,939	72,194	497,098
Less: accumulated amortization	(70,494)	(10,221)	(20,722)
Software and copyrights
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	88,502	12,832	71,752
Less: accumulated amortization	(41,286)	(5,986)	(26,692)
Others
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	3,707	537	3,637
Less: accumulated amortization	¥ (3,284)	$ (476)	¥ (2,531)